Supplementary Oil and Natural Gas Disclosures (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Oil and Natural Gas Disclosures [Abstract]
Company's net proved reserves, including the changes therein, and proved developed reserves

	Consolidated		Company’s Share of Equity-Method Investments
	Crude Oil	Natural Gas	Crude Oil	Natural Gas
	(Mbbls)	(Mmcf)	(Mbbls)	(Mmcf)
Proved-developed and undeveloped reserves:
December 31, 2009	—	—	3,242	23,255
Purchase of reserves in place	5,686	4,377	34	8
Revisions	723	1,572	564	692
Extensions, discoveries and other additions	—	—	—	413
Change in ownership percentage	—	—	(32)	(1,347)
Production	(427)	(648)	(413)	(2,910)

December 31, 2010	5,982	5,301	3,395	20,111
Purchase of reserves in place	—	—	958	8,045
Revisions	887	1,338	412	(547)
Extensions, discoveries and other additions	—	—	—	—
Sale of reserves in-place	—	—	(1,159)	(8,467)
Production	(439)	(371)	(399)	(906)

December 31, 2011	6,430	6,268	3,207	18,236

Proved-developed reserves:
December 31, 2010	4,166	3,848	2,972	18,228
December 31, 2011	3,495	3,229	2,606	14,695

Proved-undeveloped reserves:
December 31, 2010	1,817	1,453	423	1,885
December 31, 2011	2,935	3,039	602	3,542

Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Acquisition of properties—proved	$—	$34,336	$32,586	$629
Acquisition of properties—unproved	—	—	—	118
Exploratory costs	—	359	—	—
Development costs	10,560	30	18,367	9,980

Total costs incurred	$10,560	$34,725	$50,953	$10,727

Capitalized costs for oil and gas producing activities

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Unproved oil and gas properties	$—	$—	$13,559	$24,097
Proved oil and gas properties	44,109	34,336	159,527	144,324
Accumulated depreciation, depletion and amortization	(8,215)	(3,038)	(52,764)	(49,849)

Capitalized costs, net	$35,894	$31,298	$120,322	$118,572

Company's ownership of productive oil and natural gas wells

	Consolidated Total		Company’s Share of Equity-Method Investments Total
	Productive Wells		Productive Wells
	Gross	Net	Gross	Net
Oil	10.00	5.10	28.50	18.13
Natural gas	—	—	22.70	11.07

Total	10.00	5.10	51.20	29.20

Information relating to acreage held by the Company

			Company’s Share of
	Consolidated		Equity-Method Investments
	Gross	Net	Gross	Net
	Acreage	Acreage	Acreage	Acreage
Developed	17,280	8,813	69,517	38,434
Undeveloped	—	—	5,560	4,574

Total	17,280	8,813	75,077	43,008

Company's drilling activity

	Company’s Share of Equity-Method Investments
	2011		2010
	Gross	Net	Gross	Net
Exploratory Wells
Productive	0.10	0.01	—	—
Non-productive	0.10	0.07	—	—

Total	0.20	0.08	—	—

Development Wells
Productive	0.20	0.03	0.25	0.15
Non-productive	0.10	0.02	—	—

Total	0.30	0.05	0.25	0.15

Company's results of operations for producing activities

	Years Ended December 31,
	2011	2010
Consolidated Entities
Revenues
Sales	$54,442	$39,410

Production costs	12,293	9,511
Exploration expenses	—	359

Depreciation, depletion and amortization	11,928	10,057

	30,221	19,483
Income tax expenses	10,789	7,014

Results of operations from producing activities (excluding corporate overhead)	$19,432	$12,469

Company’s share of equity-method investments
Revenues
Sales	$53,181	$56,964

Production costs	22,034	23,375
Exploration expenses	—	105

Depreciation, depletion and amortization	18,449	18,557

	12,698	14,927
Income tax expenses	4,533	5,373

Results of operations from producing activities (excluding corporate overhead)	$8,165	$9,554

Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

			Company’s Share of
	Consolidated		Equity-Method Investments
	2011	2010	2011	2010
Future cash inflows	$701,170	$486,199	$414,246	$356,126
Future production costs	(126,627)	(43,392)	(100,848)	(83,215)
Future development and abandonment costs	(58,388)	(86,125)	(67,760)	(84,260)
Future income tax expenses	(185,816)	(129,262)	(73,202)	(66,161)

Future net cash flows	330,339	227,420	172,436	122,490
10% annual discount for estimated timing of cash flows	92,590	57,928	39,704	20,014

Standardized measure of discounted future net cash flows	$237,749	$169,492	$132,732	$102,476

Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves

	Consolidated		Company’s Share of Equity- Method Investment
	2011	2010	2011	2010
Beginning of the period	$169,492	$—	$102,476	$64,136
Net change in sales and transfer prices and in production (lifting) costs related to future production	62,881	102,726	27,944	57,626
Changes in estimated future development costs	8,297	2,950	(8,862)	(9,051)
Sales and transfers of oil and gas produced during the period	(54,057)	(29,542)	(44,268)	(32,370)
Net change due to extensions, discoveries, and improved recovery	—	—	—	2,781
Net changes due to purchases and sales of minerals in place	—	70,993	51,781	(1,912)
Net changes due to revisions in quantity estimates	57,189	38,206	22,005	16,859
Previously estimated development costs incurred during the period	17,980	1,758	13,840	16,570
Exchange transaction	—	—	(23,356)	—
Accretion of discount	26,625	16,484	11,179	8,780
Other-unspecified	(12,650)	2,338	(2,065)	1,496
Net change in income taxes	(38,008)	(36,421)	(17,942)	(22,439)

Aggregate change in the standardized measure of discounted future net cash flows for the year	68,257	169,492	30,256	38,340

End of the period	$237,749	$169,492	$132,732	$102,476